Condensed Consolidated Statements of Income - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Condensed Consolidated Statements of Income
Net sales		kr 64,047	kr 460,735	kr 113,781	kr 802,879
Cost of sales	kr (14,214)	(2,385)	(23,242)	(2,999)	(15,201)
Gross profit/(loss)	255,169	61,662	437,493	110,781	787,678
Research and development expenses	(88,986)	(96,290)	(215,639)	(209,633)	(414,749)
Marketing and selling expenses	(191,472)	(113,272)	(358,696)	(207,169)	(515,190)
Administrative expenses	(77,151)	(58,907)	(149,698)	(107,438)	(259,469)
Other operating income/(expenses), net	27,267	(3,038)	31,294	(4,752)	(20,212)
Operating loss	(75,172)	(209,844)	(255,246)	(418,210)	(421,943)
Net financial income/(expenses)	4,512	17,754	(23,433)	14,686	12,526
Loss before income tax	(70,660)	(192,090)	(278,679)	(403,525)	(409,417)
Income tax	(21,274)	(339)	(780)	4,048	(2,851)
Loss for the period	(91,934)	(192,429)	(279,459)	(399,477)	(412,268)
Attributable to:
Equity holders of the Parent Company	kr (91,934)	kr (192,429)	kr (279,459)	kr (399,477)	kr (412,268)
Loss per share
Before dilution to ordinary equity holders of the Parent Company	kr (1.71)	kr (3.62)	kr (5.21)	kr (7.57)	kr (7.78)
After dilution to ordinary equity holders of the Parent Company	kr (1.71)	kr (3.62)	kr (5.21)	kr (7.57)	kr (7.78)